Segment reporting	9 Months Ended
Sep. 30, 2022
Segment reporting [Abstract]
Segment reporting
Note 3 – Segment reporting

DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. Management organizes and manages the entity as one segment based upon the magnitude of services provided. The Company’s Chief Operating Decision Maker (“CODM”), being the President & Chief Executive Officer, reviews the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8, Operating Segments.
The below table details the Company’s total revenues:
$ in thousands	Q3 2022	Q3 2021	9M 2022	9M 2021
Time charter revenues[1]	19,884	28,576	57,208	119,420
Voyage charter revenues	88,343	30,519	226,651	92,598
Shipping revenues	108,227	59,095	283,860	212,018
Other revenues[2]	1,711	-	2,392	-
Total revenues	109,938	59,095	286,251	212,018
[1]Time charter revenues are presented in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $4.6 million in the third quarter of 2022, $8.8 million in the third quarter of 2021, $14.2 million in the first three quarters of 2022 and  $30.8 million in the first three quarters of 2021 is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2]Other revenues mainly relates to technical management services provided.
As of September 30, 2022, the Company had 23 vessels in operation; 6 vessels were on time charters and 17 vessels operating in the spot market.
Information about major customers:
For the period from July 1, 2022, to September 30, 2022, five customers represented $13.5 million, $12.8 million, $10.9 million, $10.9 million, and $6.5 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $54.6 million, equal to 50 percent of the shipping revenues of $108.2 million for the period from July 1, 2022, to September 30, 2022.
For the period from January 1, 2022, to September 30, 2022, five customers represented $42.4 million, $39.0 million, $23.5 million, $19.1 million, and $17.1 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $141.1 million, equal to 50 percent of the shipping revenues of $283.9 million for the period from January 1, 2022, to September 30, 2022.
For the period from July 1, 2021, to September 30, 2021, five customers represented $7.7 million, $7.7 million, $7.5 million, $5.7 million, and $5.7 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $34.3 million, equal to 56 percent of the shipping revenues of $59.1 million for the period from July 1, 2021, to September 30, 2021.
For the period from January 1, 2021, to September 30, 2021, five customers represented $24.6 million, $24.5 million, $24.2 million, $19.8 million, and $16.6 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $109.7 million, equal to 52 percent of the shipping revenues of $212.0 million for the period from January 1, 2021, to September 30, 2021.